Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Restricted Stock

The following is a summary of the status of the Company’s restricted shares as of December 31, 2015, and changes therein during the twelve months ended:

December 31, 2015
Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
Nonvested at beginning of period	—	$—
Granted	16,983	10.82
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2015	16,983	10.82